Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (43,391)	$ (67,359)	$ (470,003)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation expense /(benefit)	18,251	2,095	41,468
Changes in current assets and liabilities:
Prepaid and other current assets	(11,262)	26,182	(30,037)
Tax liabilities	14,709	(72,954)	262,726
Net cash used in operating activities	210,590	84,025	187,687
Cash flows from investing activities:
Net cash used in investing activities	(443,220)	(459,244)	(714,503)
Net decrease in cash, cash equivalents, restricted cash and restricted time deposits	(755,839)	(298,429)	317,069
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	1,067,203	1,368,052
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	314,027	1,067,203	1,368,052
Reconciliation of cash, cash equivalents, and restricted time deposits to the condensed balance sheets
Cash and cash equivalents				$ 305,126	$ 819,485
Total cash, cash equivalents, restricted cash and restricted time deposits at end of year	314,027	1,067,203	1,368,052	314,027	1,067,203	$ 1,368,052
Sohu.com Limited [Member]
Cash flows from operating activities:
Net loss	(149,336)	(160,082)	(554,526)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss from subsidiaries and VIEs	184,092	232,307	331,106
Share-based compensation expense /(benefit)	395	(1,916)	(814)
Others	0	(993)	0
Changes in current assets and liabilities:
Due from subsidiaries and VIEs	(59,533)	(2,963)	0
Prepaid and other current assets	425	(3,996)	3,933
Tax liabilities	7,886	(79,569)	222,350
Accrued liabilities	(3,715)	1,892	(8,194)
Net cash used in operating activities	(19,786)	(15,320)	(6,145)
Cash flows from investing activities:
Dividend received	7,050	0	0
Net cash used in investing activities	7,050	0	0
Net decrease in cash, cash equivalents, restricted cash and restricted time deposits	(12,736)	(15,320)	(6,145)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	16,732	2,845	8,990
Cash and cash equivalents, restricted cash and restricted time deposits of Sohu.com Limited at the date of the liquidation of Sohu.com Inc.				0	29,207	0
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	3,996	16,732	2,845
Reconciliation of cash, cash equivalents, and restricted time deposits to the condensed balance sheets
Cash and cash equivalents				3,756	16,492	2,845
Restricted time deposits included in other assets	240	240	0
Total cash, cash equivalents, restricted cash and restricted time deposits at end of year	$ 3,996	$ 16,732	$ 8,990	$ 3,996	$ 16,732	$ 2,845